Artisan International Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	129 Months Ended	231 Months Ended	279 Months Ended	342 Months Ended	360 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					7.02%	5.06%	7.99%	5.36%	5.66%
MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent					6.85%	5.14%	8.27%	5.56%	5.92%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		36.03%	8.56%	8.26%					8.92%
Performance Inception Date	Dec. 28, 1995
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.31%	5.67%	6.32%					7.67%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.83%	6.13%	6.23%					7.42%
Investor | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Investor | MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		36.18%	8.71%	8.41%	7.01%
Performance Inception Date	Apr. 01, 2015
Advisor | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Advisor | MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		36.31%	8.81%	8.50%				8.21%
Performance Inception Date	Jul. 01, 1997
Institutional | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Institutional | MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%